14. Post-employment benefits (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Remeasurement effects recognized in other comprehensive income
Obligations at the beginning of the year	$ 26,494	$ 22,750
Discontinued operations		(1,244)
Remeasurement effects recognized in other comprehensive income		5,589
Current service cost	158	307
Interest income and expenses	666	1,779
Contributions paid	(323)	(897)
Payments related to Term of financial commitment	(336)	(985)
Others	5	(48)
Cumulative Translation Adjustment	(6,977)	(757)
Gains) / Losses - financial assumptions	(1,713)
(Gains) / Losses - experience - additional contributions	141
Experience (gains) / losses	(111)
Debt instrument - contribution for the equalization of the deficit	298
Cost of past service - regulation change
Reduction in the ump sum death benefit	$ (352)
Other changes	47
Obligations at the end of the year	$ 17,997	26,494
Current	668	887
Non-current	17,329	25,607
Petros renegotiated pension plan [member]
Remeasurement effects recognized in other comprehensive income
Obligations at the beginning of the year	10,231	7,152
Discontinued operations		(399)
Remeasurement effects recognized in other comprehensive income		4,155
Current service cost	4	51
Interest income and expenses	206	510
Contributions paid	(133)	(340)
Payments related to Term of financial commitment	(173)	(717)
Others
Cumulative Translation Adjustment	(2,662)	(181)
Gains) / Losses - financial assumptions	(182)
(Gains) / Losses - experience - additional contributions	54
Experience (gains) / losses	(421)
Debt instrument - contribution for the equalization of the deficit	203
Cost of past service - regulation change
Reduction in the ump sum death benefit	$ (241)
Other changes	32
Obligations at the end of the year	$ 6,918	10,231
Current	265	348
Non-current	6,653	9,883
Petros nonrenegotiated pension plan [member]
Remeasurement effects recognized in other comprehensive income
Obligations at the beginning of the year	3,264	2,880
Discontinued operations		(176)
Remeasurement effects recognized in other comprehensive income		815
Current service cost		6
Interest income and expenses	86	205
Contributions paid	(41)	(107)
Payments related to Term of financial commitment	(163)	(269)
Others
Cumulative Translation Adjustment	(865)	(90)
Gains) / Losses - financial assumptions	(112)
(Gains) / Losses - experience - additional contributions	87
Experience (gains) / losses	310
Debt instrument - contribution for the equalization of the deficit	95
Cost of past service - regulation change
Reduction in the ump sum death benefit	$ (111)
Other changes	15
Obligations at the end of the year	$ 2,565	3,264
Current	126	163
Non-current	2,439	3,101
PP2 [member]
Remeasurement effects recognized in other comprehensive income
Obligations at the beginning of the year	989	411
Discontinued operations		(17)
Remeasurement effects recognized in other comprehensive income		527
Current service cost	39	40
Interest income and expenses	38	35
Contributions paid
Payments related to Term of financial commitment
Others	1
Cumulative Translation Adjustment	(280)	(7)
Gains) / Losses - financial assumptions	(348)
(Gains) / Losses - experience - additional contributions
Experience (gains) / losses
Debt instrument - contribution for the equalization of the deficit
Cost of past service - regulation change
Reduction in the ump sum death benefit
Other changes
Obligations at the end of the year	$ 439	989
Current
Non-current	439	989
AMS [member]
Remeasurement effects recognized in other comprehensive income
Obligations at the beginning of the year	11,986	12,236
Discontinued operations		(651)
Remeasurement effects recognized in other comprehensive income		89
Current service cost	115	208
Interest income and expenses	334	1,024
Contributions paid	(148)	(442)
Payments related to Term of financial commitment
Others
Cumulative Translation Adjustment	(3,164)	(478)
Gains) / Losses - financial assumptions	(1,067)
(Gains) / Losses - experience - additional contributions
Experience (gains) / losses
Debt instrument - contribution for the equalization of the deficit
Cost of past service - regulation change
Reduction in the ump sum death benefit
Other changes
Obligations at the end of the year	$ 8,056	11,986
Current	277	376
Non-current	7,779	11,610
Other plans [member]
Remeasurement effects recognized in other comprehensive income
Obligations at the beginning of the year	24	71
Discontinued operations		(1)
Remeasurement effects recognized in other comprehensive income		3
Current service cost		2
Interest income and expenses	2	5
Contributions paid	(1)	(7)
Payments related to Term of financial commitment
Others	4	(48)
Cumulative Translation Adjustment	(6)	(1)
Gains) / Losses - financial assumptions	(4)
(Gains) / Losses - experience - additional contributions
Experience (gains) / losses
Debt instrument - contribution for the equalization of the deficit
Cost of past service - regulation change
Reduction in the ump sum death benefit
Other changes
Obligations at the end of the year	$ 19	24
Current
Non-current	$ 19	$ 24